Operating Revenue - Summary of Contract Liabilities Are Presented In Deferred Revenue In The Consolidated Balance Sheet (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Contract Liabilities [Line Items]
Begining balance	¥ 62,812
Opening balance recognized in the consolidated statement of comprehensive income for the year	(56,409)	¥ (66,370)
Other changes for the year	51,028	48,035
Ending balance	¥ 57,431	62,812
Restated balance [member]
Disclosure Of Contract Liabilities [Line Items]
Begining balance		¥ 81,147